Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                     Ameritas Variable Separate Account VL
                                      and
                     Ameritas Variable Separate Account VA
                             ("Separate Accounts")

                                 Supplement to:
                                Executive Select
                          Prospectus Dated May 1, 2007

                                Designer Annuity
                          Prospectus Dated May 1, 2010

                        Supplement Dated October 7, 2011


The Dreyfus Stock Index Fund, Inc. is NOT available as a variable investment option for your policy. Therefore, the supplement dated July 27, 2011 does not apply to your prospectus.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.


  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.